Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Issued capital	Shares to be Issued	Warrant Reserve	Option Reserve	Deficit	Total
Equity at beginning of period at Dec. 31, 2015	$ 15,775,145	$ 0	$ 39,272	$ 3,173,546	$ (15,740,988)	$ 3,246,975
Number of shares outstanding at beginning of period at Dec. 31, 2015	14,276,297
Exercise of options	$ 359,863	0	0	(166,863)	0	193,000
Shares issued for Exercise of Options	400,000
Exercise of warrants	$ 184,998	0	(15,998)	0	0	169,000
Shares issued for Exercise of Warrants	325,000
Change of warrants term	$ 0	0	186,500	0	0	186,500
Increase (decrease) through share-based payment transactions, equity	0	0	0	736,422	0	736,422
Net loss and comprehensive loss for the year	$ 0	0	0	0	(2,613,904)	(2,613,904)
Number of shares outstanding at end of period at Dec. 31, 2016	15,001,297
Equity at end of period at Dec. 31, 2016	$ 16,320,006	0	209,774	3,743,105	(18,354,892)	1,917,993
Exercise of warrants	$ 454,800	0	0	0	0	454,800
Shares issued for Exercise of Warrants	2,274,000
Issue of equity	$ 1,587,799	0	0	0	0	1,587,799
Shares issued for Cash	10,585,326
Share issue related cost	$ (22,114)	0	11,614	0	0	(10,500)
Shares issued for acquisition of HealthTab Inc, Value	$ 0	973,333	0	0	0	973,333
Shares issued for acquisition of HealthTab Inc, Shares	0
Increase (decrease) through share-based payment transactions, equity	$ 0	0	0	311,389	0	311,389
Net loss and comprehensive loss for the year	$ 0	0	0	0	(2,736,717)	(2,736,717)
Number of shares outstanding at end of period at Dec. 31, 2017	27,860,623
Equity at end of period at Dec. 31, 2017	$ 18,340,491	973,333	221,388	4,054,494	(21,091,609)	2,498,097
Exercise of options	$ 69,001	0	0	(40,181)	0	28,820
Shares issued for Exercise of Options	131,000
Exercise of warrants	$ 603,310	0	(8,210)	0	0	595,100
Shares issued for Exercise of Warrants	2,975,500
Issue of equity	$ 771,504	0	9,332	0	0	780,836
Shares issued for Cash	5,327,335
Shares issued for acquisition of HealthTab Inc, Value	$ 773,333	(773,333)	0	0	0	0
Shares issued for acquisition of HealthTab Inc, Shares	2,666,667
Shares issued for services	$ 43,915	11,167	0	0	0	55,082
Shares issued for services	233,450
Shares issued for cquisition of Corozon Platform, Value	$ 181,818	0	0	0	0	181,818
Shares issued for cquisition of Corozon Platform, Shares	909,090
Acquisition of distribution rights, Value	$ 0	0	510,878	0	0	510,877
Acquisition of distribution rights, Shares	0
Increase (decrease) through share-based payment transactions, equity	$ 0	0	0	372,137	0	372,138
Net loss and comprehensive loss for the year	$ 0	0	0	0	(4,136,802)	(4,136,802)
Number of shares outstanding at end of period at Dec. 31, 2018	40,103,665
Equity at end of period at Dec. 31, 2018	$ 20,783,372	$ 211,167	$ 733,388	$ 4,386,450	$ (25,228,411)	$ 885,966